RESTATEMENTOF PREVIOUSLY ISSUED FINANCIAL STATEMENT (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF PREVIOUSLY ISSUED FINANCIAL STATEMENT

Following is a comprehensive list of all revised adjustments made during the Restatement Process:

	As Previously Reported	Adjustments	As Revised
Cash Flow Statement for the year ended March 31, 2022
Prepaid expenses and other current assets	$(1,506,207)	$650,000	$(856,207)
Accounts payable	(2,657,052)	3,000,000	342,948
CASH USED IN OPERATING ACTIVITIES	(12,575,244)	3,650,000	(8,925,244)
Payments due on License Agreement	—	(3,000,000)	(1,250,000)
		2,400,000
		(650,000)
Payments made on License Agreement	—	(2,400,000)	(2,400,000)
CASH PROVIDED BY FINANCING ACTIVITIES	22,585,954	(3,650,000)	18,935,954